AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 94.8%
Asset-Backed Securities — 0.3%
Automobiles — 0.3%
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D
1.640%	11/16/26	2,979	$2,941,158
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,290	2,240,736
Series 2019-A, Class D, 144A
3.450%	01/26/32	3,225	3,154,171
			8,336,065
Other — 0.0%
CF Hippolyta Issuer LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	584	514,007
Student Loans — 0.0%
Edsouth Indenture No. 05 LLC,
Series 2014-01, Class A, 144A, 30 Day Average SOFR + 0.814% (Cap N/A, Floor 0.000%)
6.135%(c)	02/25/39	362	359,994
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 30 Day Average SOFR + 0.794% (Cap N/A, Floor 0.680%)
6.115%(c)	05/25/39	594	589,205
			949,199

Total Asset-Backed Securities (cost $9,490,592)			9,799,271
Commercial Mortgage-Backed Securities — 0.7%
Citigroup Commercial Mortgage Trust,
Series 2021-PRM02, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
6.390%(c)	10/15/38	5,940	5,897,306
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.588%(cc)	09/10/50	650	555,081
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,062,000
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,580	2,164,718
Fannie Mae-Aces,
Series 2020-M39, Class X1, IO
1.952%(cc)	07/25/30	2,120	148,750
Series 2020-M50, Class X1, IO
1.821%(cc)	10/25/30	344	20,215
Series 2021-M03, Class X1, IO
1.919%(cc)	11/25/33	332	26,327
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.601%(cc)	04/25/48	3,165	3,086,375
Series 2015-K48, Class B, 144A
3.646%(cc)	08/25/48	1,985	1,933,678
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2018-GS10, Class A5
4.155%(cc)	07/10/51	2,976	$2,783,530
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.915% (Cap N/A, Floor 0.801%)
6.240%(c)	04/15/38	1,594	1,586,394
SREIT Trust,
Series 2021-MFP, Class A, 144A, 1 Month SOFR + 0.845% (Cap N/A, Floor 0.731%)
6.171%(c)	11/15/38	2,856	2,835,610
Velocity Commercial Capital Loan Trust,
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	26	21,927
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	38	32,605
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	39	32,638
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	32	26,518
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	30	25,841
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	402,594

Total Commercial Mortgage-Backed Securities (cost $22,186,609)			22,642,107
Corporate Bonds — 40.0%
Aerospace & Defense — 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	1,540	1,329,616
3.250%	02/01/35	676	532,539
3.450%	11/01/28	1,737	1,586,332
3.625%	02/01/31	1,275	1,122,665
3.950%	08/01/59	1,316	900,691
5.150%	05/01/30	1,410	1,364,530
5.805%	05/01/50	5,095	4,818,823
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	1,840	1,793,885
5.350%	06/01/34	4,200	4,196,178
5.400%	01/15/27	1,690	1,701,663
RTX Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31	903	727,706
2.375%	03/15/32(a)	3,085	2,544,343
3.125%	07/01/50	434	296,507
4.050%	05/04/47	479	390,867
4.450%	11/16/38	500	450,428
6.100%	03/15/34	1,245	1,331,532
6.400%	03/15/54	1,115	1,262,756
			26,351,061
A1

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture — 1.1%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	1,000	$812,103
3.400%	02/04/41	4,627	3,397,284
6.875%	11/01/33	1,585	1,723,824
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.726%	03/25/31	2,000	1,683,355
4.390%	08/15/37	3,302	2,775,182
4.540%	08/15/47	1,445	1,113,586
5.834%	02/20/31	5,640	5,706,873
6.000%	02/20/34	954	965,636
7.079%	08/02/43	2,983	3,185,417
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	07/26/26	647	615,904
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	389	311,254
4.375%	11/15/41	292	252,316
5.125%	02/13/31	2,370	2,355,126
5.250%	02/13/34	5,220	5,171,389
5.375%	02/15/33	4,660	4,693,110
5.625%	11/17/29(a)	1,213	1,249,429
5.750%	11/17/32	884	912,708
			36,924,496
Airlines — 0.2%
Air Canada 2015-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.600%	09/15/28	374	354,402
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	279	265,576
Air Canada 2020-2 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
9.000%	04/01/27	262	265,679
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	570	537,928
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29(a)	807	754,796
JetBlue 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
2.750%	11/15/33	1,120	964,323
JetBlue 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
8.000%	11/15/27	1,055	1,063,999
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	215	210,918
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	729	660,399
			5,078,020
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 1.1%
Cummins, Inc.,
Sr. Unsec’d. Notes
5.450%	02/20/54	2,650	$2,709,944
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)	2,180	1,814,517
4.750%	01/15/43	740	613,040
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.950%	05/28/27	1,570	1,532,156
5.800%	03/08/29(a)	2,700	2,709,955
6.050%	03/05/31	1,940	1,954,645
7.350%	03/06/30	2,425	2,585,627
General Motors Co.,
Sr. Unsec’d. Notes
5.950%	04/01/49(a)	535	526,752
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31(a)	1,993	1,647,524
5.750%	02/08/31	1,100	1,111,738
6.100%	01/07/34	990	1,016,902
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.250%	01/08/27	5,460	5,459,446
Sr. Unsec’d. Notes, 144A, SOFR + 1.500%
6.847%(c)	01/08/27	3,730	3,781,398
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A
6.950%	09/15/26	665	682,721
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.300%	03/22/27	4,333	4,343,758
5.600%	03/22/34	4,650	4,697,604
			37,187,727
Banks — 11.0%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
6.339%(ff)	09/18/27	1,000	1,015,850
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
5.871%(ff)	03/28/35	680	680,515
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)	1,400	1,505,000
Sub. Notes
7.883%(ff)	11/15/34(a)	1,800	1,964,496
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28(oo)	2,800	2,989,000
9.625%(ff)	05/21/33(oo)	800	882,800
Sr. Non-Preferred Notes
1.722%(ff)	09/14/27	600	547,225
5.294%	08/18/27	1,000	996,988
Sr. Preferred Notes
6.938%	11/07/33	1,000	1,103,446

A2

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes
5.202%(ff)	04/25/29	2,770	$2,772,914
5.288%(ff)	04/25/34	1,265	1,261,545
5.468%(ff)	01/23/35(a)	5,400	5,439,859
5.819%(ff)	09/15/29	11,260	11,547,517
5.872%(ff)	09/15/34	2,200	2,283,403
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	4,814	3,952,137
1.922%(ff)	10/24/31	2,439	1,988,764
2.676%(ff)	06/19/41	456	323,871
2.884%(ff)	10/22/30	4,167	3,702,744
3.705%(ff)	04/24/28	1,878	1,796,555
3.824%(ff)	01/20/28	5,598	5,391,466
3.974%(ff)	02/07/30	7,509	7,116,692
4.376%(ff)	04/27/28	680	663,930
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	1,785	1,662,627
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30	2,730	2,728,789
6.253%(ff)	09/16/26	1,045	1,052,514
Bank of Montreal (Canada),
Sr. Unsec’d. Notes
5.717%	09/25/28	4,555	4,669,760
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
4.947%(ff)	04/26/27	1,050	1,045,743
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81	361	283,385
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A
5.790%	07/13/28(a)	1,790	1,833,861
5.896%	07/13/26	1,520	1,539,457
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
5.690%(ff)	03/12/30	3,415	3,434,020
5.829%(ff)	05/09/27	1,944	1,947,252
6.490%(ff)	09/13/29	4,845	5,029,751
7.385%(ff)	11/02/28	488	516,569
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.750%(ff)	08/16/29(oo)	1,500	1,537,800
Sr. Non-Preferred Notes, 144A
5.497%(ff)	05/20/30	2,305	2,308,590
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29	6,885	6,919,757
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26(a)	3,904	3,663,390
6.714%(ff)	10/19/29(a)	9,195	9,615,313
Sr. Non-Preferred Notes, 144A, MTN
5.975%(ff)	01/18/27	287	287,500
Sub. Notes, 144A
3.116%(ff)	10/19/32	2,865	2,344,662
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
6.508%(ff)	01/18/35	760	$758,762
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35	1,070	1,077,828
6.684%(ff)	09/13/27	1,365	1,394,006
6.840%(ff)	09/13/34	4,105	4,375,183
Citibank NA,
Sr. Unsec’d. Notes
5.803%	09/29/28(a)	3,415	3,535,765
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	2,291	2,195,660
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,500	1,416,064
Sr. Unsec’d. Notes
2.014%(ff)	01/25/26	2,369	2,296,582
2.561%(ff)	05/01/32	380	316,545
2.572%(ff)	06/03/31	1,300	1,111,222
2.976%(ff)	11/05/30	5,936	5,271,794
3.520%(ff)	10/27/28	384	362,215
3.668%(ff)	07/24/28	1,256	1,194,289
3.980%(ff)	03/20/30	9,215	8,685,701
4.075%(ff)	04/23/29	540	517,030
Sub. Notes
4.125%	07/25/28	364	348,809
5.827%(ff)	02/13/35	5,755	5,693,412
6.174%(ff)	05/25/34	660	670,561
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
2.688%	03/11/31	1,500	1,243,837
3.784%	03/14/32	375	329,558
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26	2,470	2,373,645
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29	3,910	4,049,645
Sub. Notes, 144A, MTN
6.251%(ff)	01/10/35(a)	2,735	2,779,363
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
5.000%	07/09/27	1,600	1,583,275
7.500%	02/15/28	2,850	3,071,999
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
1.621%(ff)	09/11/26	275	258,807
4.298%(ff)	04/01/28(a)	1,299	1,252,919
5.705%(ff)	03/01/30	920	926,386
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	952	897,099
2.311%(ff)	11/16/27	2,723	2,486,721
5.706%(ff)	02/08/28	1,500	1,496,975
6.819%(ff)	11/20/29	6,060	6,329,309
7.146%(ff)	07/13/27	1,095	1,124,488

A3

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
DNB Bank ASA (Norway),
Sr. Non-Preferred Notes, 144A
5.896%(ff)	10/09/26	2,238	$2,248,608
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
5.700%	03/14/28(a)	1,000	1,013,284
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.337%(ff)	04/25/33(a)	791	723,419
5.631%(ff)	01/29/32	500	500,749
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	1,340	1,240,933
1.542%(ff)	09/10/27	7,648	6,987,012
1.948%(ff)	10/21/27	966	888,072
3.615%(ff)	03/15/28	2,839	2,715,598
4.017%(ff)	10/31/38	1,878	1,612,825
6.484%(ff)	10/24/29	16,195	17,056,610
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29	4,122	3,607,747
2.251%(ff)	11/22/27	1,550	1,427,686
4.292%(ff)	09/12/26	1,178	1,155,880
5.719%(ff)	03/04/35	2,715	2,748,004
5.887%(ff)	08/14/27	3,910	3,946,452
7.390%(ff)	11/03/28	1,900	2,018,696
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.709%(ff)	02/02/35	2,430	2,424,952
6.208%(ff)	08/21/29	1,362	1,394,790
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, 144A
6.625%	06/20/33	5,475	5,666,949
7.200%	11/28/33	3,665	3,952,770
Sub. Notes, 144A
4.950%(ff)	06/01/42	538	398,653
KeyBank NA,
Sub. Notes
3.900%	04/13/29	1,500	1,345,881
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	4,670	4,773,680
Sr. Unsec’d. Notes, MTN
4.789%(ff)	06/01/33	986	903,234
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	3,907	3,613,543
5.173%(ff)	01/16/30(a)	1,710	1,712,141
5.449%(ff)	07/20/29	4,360	4,397,531
5.466%(ff)	01/18/35(a)	870	877,760
6.407%(ff)	11/01/29	4,200	4,403,078
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	583	535,022
2.239%(ff)	07/21/32(a)	319	260,136
2.699%(ff)	01/22/31	2,742	2,396,371
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,224	$978,583
1.928%(ff)	04/28/32	595	477,513
2.511%(ff)	10/20/32	581	480,085
3.622%(ff)	04/01/31	4,000	3,670,710
5.424%(ff)	07/21/34	1,810	1,815,661
Sub. Notes
2.484%(ff)	09/16/36	2,217	1,752,417
5.948%(ff)	01/19/38	1,545	1,546,884
Sub. Notes, MTN
5.942%(ff)	02/07/39	1,985	1,975,977
National Australia Bank Ltd. (Australia),
Sub. Notes, 144A, MTN
2.332%	08/21/30	2,852	2,343,269
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)	1,390	1,353,513
Sr. Unsec’d. Notes
5.778%(ff)	03/01/35(a)	4,970	5,041,220
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.625%(ff)	09/13/33(a)	1,375	1,303,508
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
3.400%(ff)	09/15/26(oo)	1,955	1,708,726
Sr. Unsec’d. Notes
5.676%(ff)	01/22/35	1,560	1,574,766
6.875%(ff)	10/20/34	893	977,693
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
6.000%	11/01/27	1,412	1,458,202
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
6.833%(ff)	11/21/26	2,577	2,618,202
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	2,209	2,039,901
Sr. Non-Preferred Notes, 144A
6.066%(ff)	01/19/35	1,010	1,013,974
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27	5,521	5,055,071
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.750%(ff)	02/08/28(a)	920	948,649
7.018%(ff)	02/08/30	4,600	4,864,638
State Street Corp.,
Jr. Sub. Notes, Series I
6.700%(ff)	03/15/29(oo)	5,748	5,853,799
Svenska Handelsbanken AB (Sweden),
Sr. Non-Preferred Notes, 144A
5.500%	06/15/28	1,425	1,437,693
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.122%(ff)	01/26/34	3,919	3,768,069
5.711%(ff)	01/24/35	475	477,202
6.123%(ff)	10/28/33	275	283,922

A4

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35	930	$939,474
5.836%(ff)	06/12/34	1,930	1,967,527
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)	390	421,688
9.250%(ff)	11/13/33(oo)	790	888,750
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	2,000	1,847,658
2.193%(ff)	06/05/26	250	239,204
5.699%(ff)	02/08/35	1,950	1,958,710
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27	544	501,695
3.127%(ff)	06/03/32	3,180	2,665,274
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB
3.900%(ff)	03/15/26(oo)	910	865,255
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	2,695	2,674,802
5.499%(ff)	01/23/35	1,545	1,548,008
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	2,176	1,992,128
3.526%(ff)	03/24/28	458	435,956
3.584%(ff)	05/22/28	1,363	1,295,388
4.808%(ff)	07/25/28	1,317	1,297,758
5.557%(ff)	07/25/34	3,210	3,224,918
5.574%(ff)	07/25/29	3,480	3,519,862
			357,824,879
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	5,878	5,705,248
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,115	1,072,768
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38	2,190	2,036,708
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	198	180,617
Keurig Dr. Pepper, Inc.,
Gtd. Notes
5.300%	03/15/34(a)	1,980	1,988,140
Pepsico Singapore Financing I Pte Ltd.,
Gtd. Notes
4.700%	02/16/34	2,610	2,571,512
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	1,341	1,070,005
			14,624,998
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology — 0.8%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30	2,441	$2,133,843
2.800%	08/15/41	717	520,267
4.200%	02/22/52	1,656	1,361,830
4.663%	06/15/51	740	654,481
4.875%	03/01/53	725	660,222
5.650%	03/02/53	2,125	2,165,663
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	9,660	8,165,529
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	1,767	1,249,404
4.600%	09/01/35	1,495	1,432,667
5.250%	10/15/33(a)	3,130	3,194,196
5.550%	10/15/53(a)	1,355	1,401,250
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	385	314,772
Royalty Pharma PLC,
Gtd. Notes
2.200%	09/02/30	2,535	2,104,420
			25,358,544
Building Materials — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
5.850%	09/18/28(a)	1,105	1,137,849
Chemicals — 0.5%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
4.850%	02/08/34	4,600	4,551,233
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
7.250%	02/13/33	1,829	1,760,413
Celanese US Holdings LLC,
Gtd. Notes
6.350%	11/15/28	850	881,923
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	1,122	1,004,536
Eastman Chemical Co.,
Sr. Unsec’d. Notes
5.750%	03/08/33	2,110	2,144,587
LYB International Finance III LLC,
Gtd. Notes
3.625%	04/01/51	1,750	1,237,047
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.950%	11/07/25	487	491,075
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29	2,570	2,330,729
3.450%	08/01/25	1,190	1,160,302

A5

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Westlake Corp.,
Sr. Unsec’d. Notes
3.125%	08/15/51	386	$249,750
			15,811,595
Commercial Services — 0.3%
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
3.750%	01/30/30	270	250,594
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	511	443,637
3.200%	08/15/29	8,854	7,954,781
S&P Global, Inc.,
Gtd. Notes, 144A
5.250%	09/15/33	540	551,709
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	570	413,554
University of Chicago (The),
Unsec’d. Notes
3.000%	10/01/52	664	478,441
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	955	806,367
			10,899,083
Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.700%	08/05/51	1,710	1,132,178
2.800%	02/08/61	1,051	670,836
IBM International Capital Pte Ltd.,
Gtd. Notes
4.750%	02/05/31	1,915	1,877,766
5.300%	02/05/54	349	339,597
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	1,409	1,164,380
4.375%	05/15/30	5,065	4,794,111
5.750%	03/15/33	985	1,011,643
			10,990,511
Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27	1,112	1,064,333
Kenvue, Inc.,
Gtd. Notes
5.050%	03/22/28	840	849,719
5.200%	03/22/63	968	958,293
			2,872,345
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	2,298	$2,134,225
3.000%	10/29/28	1,082	978,445
3.300%	01/30/32	3,293	2,821,307
6.100%	01/15/27	900	914,101
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25	780	757,946
4.250%	04/15/26	3,289	3,173,556
4.375%	05/01/26	765	739,365
5.750%	03/01/29	860	856,526
6.375%	05/04/28	1,070	1,088,960
Sr. Unsec’d. Notes, 144A
2.750%	02/21/28	9,215	8,239,592
5.500%	01/15/26	1,118	1,105,836
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
4.000%	09/15/27(a)	1,360	1,321,322
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.400%	03/26/29	140	142,194
6.500%	03/26/31	150	152,660
			24,426,035
Electric — 4.4%
AES Corp. (The),
Sr. Unsec’d. Notes
5.450%	06/01/28	3,984	3,977,271
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	925	895,436
Alliant Energy Finance LLC,
Gtd. Notes, 144A
5.950%	03/30/29(a)	3,344	3,444,098
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.600%	05/01/53(a)	920	796,539
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30(a)	3,087	2,757,292
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51(a)	1,314	927,355
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51	534	363,544
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42	591	583,758
5.750%	03/15/54	232	231,793
5.800%	03/01/33	587	605,408
6.500%	10/01/53	2,830	3,120,029
Duke Energy Carolinas LLC,
First Ref. Mortgage
4.000%	09/30/42	529	440,905

A6

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.850%	01/05/29	1,690	$1,675,302
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	609	506,188
5.875%	11/15/33	2,535	2,680,534
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	2,274	1,442,140
5.250%	03/01/34	3,330	3,359,348
5.400%	04/01/53	195	191,362
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	300	303,236
5.550%	03/15/54	1,125	1,122,704
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	371	240,042
4.375%	03/30/44	355	304,606
5.250%	03/15/33	610	617,349
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	324	303,637
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
5.700%	05/23/28	810	816,620
6.900%	05/23/53	2,638	2,874,862
Emera US Finance LP (Canada),
Gtd. Notes
2.639%	06/15/31	2,035	1,664,637
3.550%	06/15/26	650	623,764
4.750%	06/15/46	495	405,319
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
2.875%	07/12/41	800	543,840
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	4,968	4,352,316
2.250%	07/12/31	1,383	1,117,711
3.500%	04/06/28	770	723,865
Sr. Unsec’d. Notes, 144A
5.000%	06/15/32	3,867	3,716,987
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30	591	472,320
2.900%	03/15/51	414	262,190
5.700%	03/15/54	1,305	1,328,771
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	473	341,604
Entergy Texas, Inc.,
First Mortgage
1.500%	09/01/26	369	336,498
3.450%	12/01/27	36	33,783
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Exelon Corp.,
Sr. Unsec’d. Notes
5.600%	03/15/53	1,665	$1,663,170
Fells Point Funding Trust,
Sr. Unsec’d. Notes, 144A
3.046%	01/31/27	4,787	4,489,920
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49	3,256	2,753,397
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	514	485,970
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30(a)	5,807	5,134,960
5.400%	06/01/33	2,662	2,663,242
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32(a)	5,065	4,213,220
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
1.729%	11/24/30	749	595,106
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27(a)	1,272	1,209,776
5.400%	12/15/43	1,265	1,207,591
5.850%	02/15/34	1,510	1,550,593
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.900%	03/15/29	2,974	2,961,953
5.550%	03/15/54	1,405	1,395,460
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.278%	12/15/28	600	572,304
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	1,092	704,285
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	501	417,009
4.400%	03/01/32	2,830	2,606,550
4.450%	04/15/42	619	507,161
4.500%	07/01/40	1,707	1,456,290
4.600%	06/15/43	773	646,739
5.550%	05/15/29	3,625	3,656,733
5.800%	05/15/34	1,545	1,558,852
6.100%	01/15/29	1,310	1,349,547
6.150%	01/15/33	587	606,125
6.400%	06/15/33	3,036	3,199,468
6.950%	03/15/34	895	980,907
PacifiCorp,
First Mortgage
2.900%	06/15/52	1,091	664,941
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	724,194

A7

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Ref. Mortgage
5.950%	10/01/36	1,265	$1,346,995
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	2,137	1,786,929
First Mortgage, Series 36
2.700%	01/15/51	428	258,634
First Mortgage, Series 39
4.500%	06/01/52	462	388,263
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	297	168,477
2.700%	05/01/50	261	170,608
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
5.450%	04/01/34	930	931,731
5.850%	11/15/27	3,663	3,752,577
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	609	543,133
San Diego Gas & Electric Co.,
First Mortgage
4.950%	08/15/28	1,070	1,074,180
5.350%	04/01/53	4,320	4,259,547
Sempra,
Sr. Unsec’d. Notes
5.400%	08/01/26	2,065	2,072,527
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34	2,630	2,603,493
5.700%	03/01/53	300	301,501
5.850%	11/01/27	851	873,250
5.875%	12/01/53	2,215	2,289,046
First Mortgage, Series A
4.200%	03/01/29	1,742	1,679,827
First Ref. Mortgage, Series B
3.650%	03/01/28	1,347	1,282,680
First Ref. Mortgage, Series C
3.600%	02/01/45	485	363,053
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43	650	613,966
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46(a)	2,823	2,512,364
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	246	187,921
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	504	407,207
Union Electric Co.,
First Mortgage
2.150%	03/15/32	945	766,539
3.900%	04/01/52	235	185,884
5.200%	04/01/34	2,190	2,193,608
5.250%	01/15/54	1,170	1,124,296
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	2,312	$1,359,185
5.700%	08/15/53(a)	965	992,816
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
4.300%	07/15/29	1,297	1,217,365
6.950%	10/15/33	3,370	3,595,732
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes
5.375%	03/30/34	1,135	1,142,108
			142,925,868
Electronics — 0.1%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
4.950%	09/01/31	1,000	1,006,821
5.350%	03/01/64	1,125	1,140,492
			2,147,313
Entertainment — 0.3%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.279%	03/15/32(a)	3,744	3,346,349
5.050%	03/15/42(a)	6,080	5,215,911
5.141%	03/15/52	268	222,544
			8,784,804
Environmental Control — 0.1%
Veralto Corp.,
Gtd. Notes, 144A
5.350%	09/18/28	1,390	1,412,611
5.450%	09/18/33	2,000	2,024,562
			3,437,173
Foods — 0.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.875%	02/15/30	3,000	2,851,932
5.875%	02/15/28	936	926,242
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
4.000%	05/17/51	200	154,409
5.375%	01/09/36	3,759	3,740,489
6.050%	01/15/29	1,037	1,070,785
Grupo Bimbo SAB de CV (Mexico),
Gtd. Notes, 144A
4.700%	11/10/47	385	334,108
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl,
Gtd. Notes, 144A
6.750%	03/15/34	1,090	1,141,570
7.250%	11/15/53	2,769	2,958,031
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
4.375%	02/02/52	262	188,403

A8

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	6,003	$4,981,111
Sysco Corp.,
Gtd. Notes
5.750%	01/17/29	3,965	4,080,970
			22,428,050
Gas — 0.4%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29(a)	487	430,641
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30(a)	1,540	1,419,835
5.350%	04/01/34	2,480	2,464,069
5.800%	02/01/42	207	200,787
5.950%	06/15/41	1,265	1,302,438
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	3,579	3,595,153
5.750%	09/15/33	2,050	2,124,768
Gtd. Notes, Series 20-A
1.750%	01/15/31	633	514,443
Gtd. Notes, Series 21A
3.150%	09/30/51	1,543	1,003,403
			13,055,537
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes, 144A
6.050%	04/15/28	3,115	3,161,411
6.400%	04/15/33	622	645,255
			3,806,666
Healthcare-Products — 0.5%
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.272%	12/01/28	1,500	1,323,203
2.539%	02/01/32(a)	8,243	6,831,285
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51	465	306,152
Medtronic Global Holdings SCA,
Gtd. Notes
4.250%	03/30/28	1,530	1,500,154
Solventum Corp.,
Gtd. Notes, 144A
5.400%	03/01/29	7,195	7,211,943
			17,172,737
Healthcare-Services — 1.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47	1,647	1,256,968
4.125%	11/15/42	281	229,137
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.750%	03/15/44	1,000	$885,277
6.750%	12/15/37	3,300	3,676,911
Banner Health,
Unsec’d. Notes
2.338%	01/01/30	882	769,565
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30	307	252,075
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	266	242,135
6.100%	10/15/52	1,880	2,036,745
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32(a)	1,130	1,000,241
4.125%	06/15/29	3,983	3,769,213
4.500%	02/15/27	1,804	1,768,781
4.625%	03/15/52	2,295	1,918,165
5.200%	06/01/28(a)	2,370	2,377,681
5.500%	06/15/47	1,318	1,252,869
5.600%	04/01/34	1,375	1,384,649
5.625%	09/01/28	1,994	2,018,260
5.875%	02/15/26	375	376,601
5.875%	02/01/29	2,860	2,923,843
Iowa Health System,
Unsec’d. Notes, Series 2020
3.665%	02/15/50	794	618,877
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	268	183,349
OhioHealth Corp.,
Sec’d. Notes
2.297%	11/15/31	910	759,602
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	1,110	898,582
Roche Holdings, Inc.,
Gtd. Notes, 144A
5.338%	11/13/28(a)	1,870	1,910,985
5.489%	11/13/30(a)	3,920	4,063,766
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	220	200,965
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	2,749	2,022,691
2.900%	05/15/50(a)	591	398,533
3.050%	05/15/41	405	306,259
3.250%	05/15/51	577	414,870
3.500%	08/15/39	841	693,112
6.050%	02/15/63	700	770,774
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	689	442,800
			41,824,281

A9

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders — 0.1%
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43	1,850	$1,879,685
Toll Brothers Finance Corp.,
Gtd. Notes
3.800%	11/01/29	836	779,637
4.350%	02/15/28(a)	1,095	1,059,184
			3,718,506
Insurance — 0.6%
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	509	411,592
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32	483	462,344
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
4.400%	06/30/27(a)	1,600	1,563,742
Sec’d. Notes, 144A, MTN
5.050%	01/08/34	2,695	2,664,483
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	675	599,370
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	2,875	2,877,387
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	334	265,176
New York Life Global Funding,
Sec’d. Notes, 144A
1.200%	08/07/30	875	694,629
Sr. Sec’d. Notes, 144A
1.850%	08/01/31	931	748,176
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	608	466,492
4.450%	05/15/69	229	186,977
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	678	529,610
6.063%	03/30/40	610	643,264
Pine Street Trust I,
Sr. Unsec’d. Notes, 144A
4.572%	02/15/29	3,289	3,126,393
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	850	595,961
4.375%(ff)	09/15/54	275	271,615
6.850%	12/16/39	2,456	2,791,564
			18,898,775
Internet — 0.4%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	753	480,338
2.700%	06/03/60	330	204,451
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
3.100%	05/12/51	582	$416,783
3.600%	04/13/32(a)	1,311	1,220,537
3.875%	08/22/37	2,713	2,449,317
3.950%	04/13/52	419	352,021
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/52	1,712	1,521,336
5.750%	05/15/63	450	482,808
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	1,052	1,049,879
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30	510	506,553
5.375%	11/15/29	3,200	3,266,982
			11,951,005
Investment Companies — 0.0%
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/29/24	290	288,504
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	326,612
4.875%	11/22/26	200	191,875
5.500%	01/16/25	200	197,800
			1,004,791
Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.125%	06/12/33	1,329	1,338,967
Lodging — 0.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.875%	05/15/29	4,385	4,342,394
5.300%	05/15/34	1,950	1,928,038
5.550%	10/15/28	1,915	1,956,508
			8,226,940
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	1,394	1,186,173
3.500%	06/01/41	5,909	3,975,872
3.500%	03/01/42(a)	2,581	1,719,857
3.700%	04/01/51	1,949	1,205,794
4.908%	07/23/25	1,963	1,939,744
6.384%	10/23/35	182	180,017
6.650%	02/01/34(a)	3,841	3,936,682
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31	1,900	1,577,536
2.650%	02/01/30	5,275	4,692,874
2.800%	01/15/51	794	507,578
2.887%	11/01/51(a)	1,770	1,149,878

A10

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
2.937%	11/01/56	6,520	$4,105,976
3.200%	07/15/36	412	338,301
3.300%	02/01/27	572	548,790
3.750%	04/01/40	1,944	1,615,203
5.350%	05/15/53	201	199,432
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	548	509,076
Discovery Communications LLC,
Gtd. Notes
3.950%	03/20/28	1,618	1,532,731
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	845	626,462
5.875%	11/15/40	1,861	1,623,592
6.550%	05/01/37	1,000	946,510
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40	3,542	2,908,985
			37,027,063
Mining — 0.6%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30	200	169,437
3.625%	09/11/24	220	217,212
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.250%	09/08/30	1,335	1,353,369
5.250%	09/08/33	975	984,212
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30	270	238,324
Sr. Unsec’d. Notes, 144A
6.440%	01/26/36	3,772	3,895,276
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28	457	437,107
5.400%	11/14/34	782	773,337
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.400%	05/08/28	1,700	1,709,939
5.634%	04/04/34	6,455	6,473,208
5.893%	04/04/54	560	567,519
6.375%	10/06/30	1,423	1,501,762
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
3.250%	05/13/30	2,034	1,838,481
4.200%	05/13/50	860	709,172
			20,868,355
Miscellaneous Manufacturing — 0.1%
GE Capital Funding LLC,
Gtd. Notes
4.550%	05/15/32	2,681	2,599,430
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.150%	03/11/31(a)	1,200	$1,007,707
			3,607,137
Oil & Gas — 1.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	2,003	1,709,804
Sr. Unsec’d. Notes, 144A
6.000%	06/13/33	2,565	2,642,335
BP Capital Markets America, Inc.,
Gtd. Notes
4.989%	04/10/34	1,635	1,633,025
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.875%(ff)	03/22/30(a)(oo)	3,162	3,019,710
6.450%(ff)	12/01/33(oo)	2,200	2,282,210
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29(a)	1,617	1,602,684
6.750%	04/15/29	3,615	3,657,492
ConocoPhillips Co.,
Gtd. Notes
4.025%	03/15/62	552	437,288
5.550%	03/15/54	1,000	1,029,891
5.700%	09/15/63	1,785	1,869,250
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	802	738,809
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	829	883,977
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	525	503,242
EQT Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	730	693,487
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.227%	03/19/40	2,193	1,999,357
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	2,130	2,169,157
6.000%	01/15/40	2,497	2,630,224
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.700%	04/01/34	3,170	3,172,237
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	08/15/29(a)	1,535	1,393,472
4.625%	06/15/45	1,660	1,343,512
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	691	649,547

A11

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Phillips 66 Co.,
Gtd. Notes
3.150%	12/15/29	3,120	$2,832,175
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	3,160	2,657,296
2.150%	01/15/31	1,225	1,031,689
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	1,833	1,593,134
6.875%	09/19/33	2,635	2,777,473
Southwestern Energy Co.,
Gtd. Notes
5.375%	02/01/29	202	196,315
TotalEnergies Capital International SA (France),
Gtd. Notes
2.986%	06/29/41	1,649	1,239,335
			48,388,127
Packaging & Containers — 0.4%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
5.650%	01/15/34	6,500	6,466,184
Packaging Corp. of America,
Sr. Unsec’d. Notes
5.700%	12/01/33	1,595	1,647,013
Smurfit Kappa Treasury ULC (Ireland),
Gtd. Notes, 144A
5.438%	04/03/34	1,620	1,623,163
5.777%	04/03/54	1,840	1,864,399
			11,600,759
Pharmaceuticals — 2.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	2,029	1,806,740
4.250%	11/21/49	1,668	1,443,706
4.400%	11/06/42	605	548,596
4.500%	05/14/35	773	743,418
4.625%	10/01/42	1,260	1,173,379
4.800%	03/15/29	4,700	4,710,043
4.950%	03/15/31(a)	2,145	2,164,336
5.050%	03/15/34	890	901,009
5.350%	03/15/44	760	774,911
5.400%	03/15/54	1,490	1,533,582
5.500%	03/15/64	1,150	1,182,372
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
5.000%	02/26/34	2,750	2,761,261
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	758	516,740
3.700%	03/15/52	340	261,052
3.900%	03/15/62	870	662,277
4.900%	02/22/29	649	652,438
5.100%	02/22/31	510	514,771
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.200%	02/22/34	1,775	$1,802,725
5.550%	02/22/54	2,540	2,614,511
5.650%	02/22/64	2,140	2,203,472
6.250%	11/15/53	2,275	2,564,224
6.400%	11/15/63	370	422,783
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
5.450%	02/15/34	1,700	1,719,774
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	2,867	2,461,951
2.800%	05/15/30	2,207	1,949,189
5.125%	02/15/34	2,590	2,585,065
Cigna Group (The),
Sr. Unsec’d. Notes
5.600%	02/15/54	2,000	2,007,768
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	3,287	2,286,883
3.250%	08/15/29	307	281,640
4.780%	03/25/38	2,847	2,630,579
5.875%	06/01/53(a)	3,780	3,839,581
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	410	374,752
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.950%	02/27/63	245	237,894
Merck & Co., Inc.,
Sr. Unsec’d. Notes
5.000%	05/17/53	280	273,930
5.150%	05/17/63	385	380,925
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.750%	05/19/33	737	724,993
5.300%	05/19/53	387	384,835
5.340%	05/19/63	6,455	6,321,049
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	1,495	1,128,245
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	3,909	3,293,156
4.700%	02/01/43	1,200	1,098,520
			65,939,075
Pipelines — 1.8%
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	1,435	1,335,049
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	4,944	4,210,055
4.500%	10/01/29	5,715	5,440,409

A12

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	1,637	$1,587,405
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34	1,725	1,735,938
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
6.042%	08/15/28	401	409,880
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	515	527,945
6.036%	11/15/33	938	972,307
6.714%	08/15/63	420	459,703
Enbridge, Inc. (Canada),
Sub. Notes, Series NC5
8.250%(ff)	01/15/84	1,690	1,755,507
Energy Transfer LP,
Gtd. Notes, 144A
5.625%	05/01/27	1,365	1,361,067
6.000%	02/01/29	5,133	5,179,181
7.375%	02/01/31	4,775	4,999,371
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,400	1,374,165
Sr. Unsec’d. Notes
5.750%	02/15/33	1,390	1,412,518
6.400%	12/01/30	1,060	1,118,176
6.550%	12/01/33	824	883,012
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	583	579,371
EnLink Midstream LLC,
Gtd. Notes
5.375%	06/01/29(a)	2,167	2,126,583
Gtd. Notes, 144A
5.625%	01/15/28	1,110	1,099,925
Enterprise Products Operating LLC,
Gtd. Notes, Series H
6.650%	10/15/34	1,565	1,743,461
Flex Intermediate Holdco LLC,
Sr. Sec’d. Notes, 144A
3.363%	06/30/31	719	580,510
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.625%	03/31/36	400	326,375
Hess Midstream Operations LP,
Gtd. Notes, 144A
4.250%	02/15/30	424	389,754
5.500%	10/15/30(a)	3,190	3,091,978
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	750	640,178
5.000%	08/15/42	1,145	1,019,091
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes
5.400%	02/01/34	7	6,970
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
5.650%	03/01/53(a)	990	$967,626
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	972	947,610
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	500	348,354
5.625%	02/01/54	280	284,600
ONEOK, Inc.,
Gtd. Notes
6.100%	11/15/32	306	320,378
6.625%	09/01/53	2,000	2,205,032
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	1,475	1,428,979
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.250%	02/01/50	1,205	1,077,245
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.300%	08/15/28	3,840	3,873,386
			57,819,094
Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27	1,537	1,439,453
5.200%	02/15/29	2,745	2,745,513
5.450%	02/15/34(a)	1,500	1,504,138
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	211	187,489
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	626	515,772
Crown Castle, Inc.,
Sr. Unsec’d. Notes
3.650%	09/01/27	1,935	1,835,025
4.300%	02/15/29	1,000	958,990
5.000%	01/11/28	888	879,132
5.600%	06/01/29	2,450	2,481,828
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	1,247	1,093,940
2.650%	03/15/32	459	379,576
3.000%	01/15/30	349	309,606
5.500%	04/01/34	670	670,460
Extra Space Storage LP,
Gtd. Notes
5.500%	07/01/30	1,531	1,549,522
5.900%	01/15/31	4,980	5,154,371
Kimco Realty OP LLC,
Gtd. Notes
6.400%	03/01/34	1,860	1,991,080

A13

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
NNN REIT, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	410	$264,054
5.600%	10/15/33	530	536,428
Prologis LP,
Sr. Unsec’d. Notes
1.750%	07/01/30	428	356,188
5.125%	01/15/34	1,525	1,533,199
Public Storage Operating Co.,
Gtd. Notes
5.100%	08/01/33	560	562,674
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	1,264	1,130,777
3.700%	06/15/30	995	918,678
UDR, Inc.,
Gtd. Notes, MTN
4.400%	01/26/29	1,705	1,648,598
Ventas Realty LP,
Gtd. Notes
4.750%	11/15/30	740	714,973
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29	650	566,793
3.100%	01/15/30	591	532,162
4.125%	03/15/29	2,310	2,211,227
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	2,682	2,228,716
2.450%	02/01/32	388	312,509
3.850%	07/15/29	1,743	1,626,690
			38,839,561
Retail — 0.4%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
1.800%	02/10/31	1,500	1,205,046
2.800%	02/10/51	1,052	654,267
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
5.617%	02/12/54	1,125	1,133,165
Darden Restaurants, Inc.,
Sr. Unsec’d. Notes
6.300%	10/10/33(a)	2,660	2,778,028
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51	1,615	957,299
3.300%	04/15/40	567	451,348
3.350%	04/15/50	620	453,563
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	1,160	824,737
McDonald’s Corp.,
Sr. Unsec’d. Notes
5.450%	08/14/53	1,446	1,463,776
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	646	$524,522
Starbucks Corp.,
Sr. Unsec’d. Notes
5.000%	02/15/34	1,000	991,347
			11,437,098
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Non-Preferred Notes, 144A
6.557%(ff)	10/18/27(a)	2,635	2,702,151
Semiconductors — 1.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	6,775	5,476,568
3.419%	04/15/33	3,286	2,844,707
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49	1,938	1,366,854
5.600%	02/21/54(a)	2,530	2,578,813
KLA Corp.,
Sr. Unsec’d. Notes
4.650%	07/15/32	1,292	1,271,728
4.700%	02/01/34	2,036	2,006,424
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29	3,404	3,487,177
5.950%	09/15/33	3,484	3,610,969
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	2,323	1,946,023
2.650%	02/15/32	3,010	2,496,825
Qorvo, Inc.,
Gtd. Notes
4.375%	10/15/29	598	560,638
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
5.000%	03/14/53	1,796	1,762,144
TSMC Arizona Corp. (Taiwan),
Gtd. Notes
3.875%	04/22/27	1,072	1,040,209
Xilinx, Inc.,
Gtd. Notes
2.375%	06/01/30	1,113	966,630
			31,415,709
Software — 0.8%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	1,396	1,143,769
2.950%	02/15/51	1,476	987,593
Intuit, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/33	1,876	1,910,204

A14

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Microsoft Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	09/15/50	1,849	$1,193,969
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28	745	672,609
3.600%	04/01/40	2,520	1,987,142
3.600%	04/01/50	5,577	4,026,043
3.950%	03/25/51	356	271,137
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	4,789	4,313,924
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.950%	03/28/28	5,773	5,752,287
VMware LLC,
Sr. Unsec’d. Notes
4.700%	05/15/30	2,350	2,288,345
			24,547,022
Telecommunications — 1.7%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30	200	176,813
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	4,247	3,404,901
3.500%	06/01/41	1,400	1,091,975
3.500%	09/15/53	580	409,755
3.550%	09/15/55	2,089	1,459,594
3.650%	09/15/59	1,204	838,722
3.800%	12/01/57	3,200	2,315,634
5.400%	02/15/34	3,495	3,540,100
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.950%	02/26/31	6,565	6,621,334
5.050%	02/26/34	2,122	2,149,590
5.300%	02/26/54	90	92,417
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	2,475	2,220,411
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	1,530	1,628,666
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	3,000	2,687,083
3.375%	04/15/29	7,327	6,781,246
3.500%	04/15/31	1,115	1,007,285
3.875%	04/15/30	3,545	3,323,020
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	1,500	1,222,811
1.750%	01/20/31	5,689	4,618,484
2.355%	03/15/32	3,697	3,037,921
4.016%	12/03/29	6,765	6,456,261
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
5.500%	02/23/54	400	$404,066
			55,488,089
Transportation — 0.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.900%	08/01/46	410	334,862
4.150%	04/01/45	424	361,575
5.200%	04/15/54	1,990	1,970,321
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30	1,358	1,155,929
4.700%	05/01/48	1,455	1,292,956
4.950%	08/15/45	323	300,349
5.950%	05/15/37	374	389,202
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51	2,417	1,478,156
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41	393	294,229
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	497	336,493
3.950%	10/01/42	586	484,452
5.950%	03/15/64	1,700	1,812,761
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.891%	04/06/36	2,535	2,064,749
4.375%	09/10/38	626	574,691
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	1,419	1,183,151
			14,033,876
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.350%	01/12/27	1,485	1,486,899
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
5.550%	04/03/34	1,845	1,834,452
			3,321,351
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
5.450%	03/01/54	1,977	1,995,146

Total Corporate Bonds (cost $1,282,385,289)			1,299,238,169
Municipal Bonds — 0.2%
Arizona — 0.0%
City of Yuma,
Taxable, Revenue Bonds
1.269%	07/15/26	15	13,831
1.749%	07/15/28	15	13,278

A15

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Arizona (cont’d.)
2.102%	07/15/30	30	$25,663
			52,772
California — 0.1%
California Statewide Communities Development Authority,
Taxable, Revenue Bonds
1.807%	02/01/30	30	25,509
1.877%	02/01/31	40	33,206
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	135	145,765
Fresno Unified School District,
General Obligation Unlimited, Taxable
1.162%	08/01/26	220	200,226
Municipal Improvement Corp. of Los Angeles,
Taxable, Revenue Bonds, Series C
1.831%	11/01/29	75	64,723
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	20	17,222
2.199%	05/01/31	205	173,399
San Jose Financing Authority,
Taxable, Revenue Bonds
1.812%	06/01/29	150	130,845
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	70	81,964
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	340	416,432
			1,289,291
Colorado — 0.0%
City & County of Denver Co. Airport System Revenue,
Taxable, Revenue Bonds, Series C
1.572%	11/15/26	75	69,292
Illinois — 0.0%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series D
1.704%	01/01/26	120	113,306
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	111	120,176
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	419	440,000
			673,482
Louisiana — 0.0%
Louisiana State Transportation Authority,
Taxable, Revenue Bonds, Series A
1.648%	02/15/28	30	26,784
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, Series B
1.047%	01/01/26	230	215,828
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey (cont’d.)
1.483%	01/01/28	205	$183,329
			399,157
New York — 0.1%
City of New York,
General Obligation Unlimited, Series D
0.982%	08/01/25	205	194,304
1.396%	08/01/27	665	598,628
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, Series C
5.175%	11/15/49	1,020	945,769
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series D
1.920%	11/01/29	150	130,218
New York State Dormitory Authority,
Revenue Bonds, BABs, Series D
5.600%	03/15/40	90	90,788
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series F
1.000%	03/15/26	150	139,195
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	415	373,023
Taxable, Revenue Bonds
5.647%	11/01/40	145	156,293
			2,628,218
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	70	84,705

Total Municipal Bonds (cost $5,180,387)			5,223,701
Residential Mortgage-Backed Securities — 0.7%
Fannie Mae Interest Strips,
Series 293, Class 1, PO
0.892%(s)	12/25/24	—(r)	11
Series 369, Class 12, IO
5.500%(cc)	05/25/36	92	17,078
Series 383, Class 60, IO
6.500%	10/25/37	33	6,521
Series 417, Class C11, IO
2.500%	02/25/28	897	35,754
Fannie Mae REMIC,
Series 2005-057, Class NK, 30 Day Average SOFR x (4) + 21.542% (Cap 22.000%, Floor 0.000%)
0.261%(c)	07/25/35	22	22,479
Series 2006-02, Class LY, 30 Day Average SOFR x (16) + 94.168% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	8	8,326
Series 2006-044, Class P, PO
2.838%(s)	12/25/33	17	14,119
Series 2006-20, Class IB, IO, 30 Day Average SOFR x (1) + 6.476% (Cap 6.590%, Floor 0.000%)
1.155%(c)	04/25/36	97	7,602

A16

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2006-23, Class NS, 30 Day Average SOFR x (18) + 105.939% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	26	$27,213
Series 2007-058, Class SV, IO, 30 Day Average SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
1.315%(c)	06/25/37	110	7,522
Series 2007-102, Class SA, IO, 30 Day Average SOFR x (1) + 6.286% (Cap 6.400%, Floor 0.000%)
0.965%(c)	11/25/37	191	11,582
Series 2007-109, Class YI, IO, 30 Day Average SOFR x (1) + 6.336% (Cap 6.450%, Floor 0.000%)
1.015%(c)	12/25/37	202	15,986
Series 2008-85, Class EB
5.000%	09/25/28	9	9,207
Series 2008-91, Class SI, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.565%(c)	03/25/38	89	3,090
Series 2009-112, Class ST, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
0.815%(c)	01/25/40	174	14,242
Series 2009-112, Class SW, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
0.815%(c)	01/25/40	114	8,027
Series 2010-35, Class SB, IO, 30 Day Average SOFR x (1) + 6.306% (Cap 6.420%, Floor 0.000%)
0.985%(c)	04/25/40	53	3,360
Series 2010-49, Class SC, 30 Day Average SOFR x (2) + 12.431% (Cap 12.660%, Floor 0.000%)
1.790%(c)	03/25/40	27	24,278
Series 2013-13, Class IK, IO
2.500%	03/25/28	266	8,879
Series 2021-86, Class T
2.500%	09/25/48	16,352	14,249,437
Series 2024-14, Class CA
5.000%	01/25/46	6,847	6,737,129
Fannie Mae REMIC Trust,
Series 2004-W11, Class 1PO, PO
2.301%(s)	05/25/44	175	127,447
Series 2004-W12, Class 1PO, PO
1.336%(s)	07/25/44	115	96,328
Fannie Mae Trust,
Series 2004-W09, Class 1PO, PO
2.006%(s)	02/25/44	181	134,714
Freddie Mac REMIC,
Series 2611, Class TM, 30 Day Average SOFR x (10) + 63.855% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	10	10,746
Series 2643, Class SA, 30 Day Average SOFR x (7) + 44.756% (Cap 45.500%, Floor 0.000%)
10.185%(c)	03/15/32	5	5,015
Series 2846, Class GB
5.000%	08/15/24	2	1,724
Series 2922, Class SU, 30 Day Average SOFR x (2) + 14.071% (Cap 14.300%, Floor 0.000%)
3.434%(c)	02/15/35	32	32,258
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2990, Class SR, IO, 30 Day Average SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
1.217%(c)	03/15/35	85	$1,171
Series 3126, Class AO, PO
2.056%(s)	03/15/36	14	11,741
Series 3201, Class IN, IO, 30 Day Average SOFR x (1) + 6.136% (Cap 6.250%, Floor 0.000%)
0.817%(c)	08/15/36	83	4,659
Series 3218, Class HS, IO, 30 Day Average SOFR x (1) + 7.086% (Cap 7.200%, Floor 0.000%)
1.767%(c)	09/15/26	47	1,109
Series 3237, Class BO, PO
2.952%(s)	11/15/36	176	143,712
Series 3306, Class TB, 30 Day Average SOFR + 2.864% (Cap 8.840%, Floor 0.000%)
8.183%(c)	04/15/37	9	9,245
Series 3306, Class TC, 30 Day Average SOFR + 2.324% (Cap 8.640%, Floor 0.000%)
7.643%(c)	04/15/37	8	8,074
Series 3385, Class SN, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.567%(c)	11/15/37	16	903
Series 3609, Class SA, IO, 30 Day Average SOFR x (1) + 6.226% (Cap 6.340%, Floor 0.000%)
0.907%(c)	12/15/39	225	11,069
Series 3740, Class SB, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.567%(c)	10/15/40	54	3,562
Series 3852, Class QN, 30 Day Average SOFR x (4) + 26.796% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	59	55,942
Series 3852, Class TP, 30 Day Average SOFR x (4) + 27.080% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	70	69,538
Series 4030, Class IL, IO
3.500%	04/15/27	163	3,990
Freddie Mac Strips,
Series 304, Class C32, IO
3.000%	12/15/27	365	14,308
Government National Mortgage Assoc.,
Series 2004-19, Class KE
5.000%	03/16/34	607	604,563
Series 2004-86, Class SP, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.657%(c)	09/20/34	93	1,900
Series 2006-26, Class S, IO, 1 Month SOFR x (1) + 6.386% (Cap 6.500%, Floor 0.250%)
1.057%(c)	06/20/36	128	4,286
Series 2007-16, Class KU, IO, 1 Month SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
1.207%(c)	04/20/37	150	6,859
Series 2007-24, Class SA, IO, 1 Month SOFR x (1) + 6.396% (Cap 6.510%, Floor 0.000%)
1.067%(c)	05/20/37	376	17,661

A17

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2007-58, Class SD, IO, 1 Month SOFR x (1) + 6.376% (Cap 6.490%, Floor 0.000%)
1.047%(c)	10/20/37	243	$4,903
Series 2008-73, Class SK, IO, 1 Month SOFR x (1) + 6.626% (Cap 6.740%, Floor 0.000%)
1.297%(c)	08/20/38	190	9,030
Series 2008-79, Class SA, IO, 1 Month SOFR x (1) + 7.436% (Cap 7.550%, Floor 0.000%)
2.107%(c)	09/20/38	95	3,950
Series 2009-016, Class SJ, IO, 1 Month SOFR x (1) + 6.686% (Cap 6.800%, Floor 0.000%)
1.357%(c)	05/20/37	245	10,510
Series 2009-036, Class IE, IO, 1 Month SOFR x (3) + 20.285% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	486	5,293
Series 2009-065, Class LB
6.000%	07/16/39	19	19,197
Series 2009-106, Class ST, IO, 1 Month SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.557%(c)	02/20/38	190	7,081
Series 2009-106, Class XL, IO, 1 Month SOFR x (1) + 6.636% (Cap 6.750%, Floor 0.000%)
1.307%(c)	06/20/37	123	6,126
Series 2009-127, Class IA, IO, 1 Month SOFR x (1) + 6.336% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	780	3,953
Series 2010-031, Class SK, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.657%(c)	11/20/34	121	3,961
Series 2010-085, Class ID, IO
6.000%	09/20/39	85	8,385
Series 2010-157, Class OP, PO
1.775%(s)	12/20/40	124	102,953
Series 2012-H24, Class FG, 1 Month SOFR + 0.544% (Cap 5.590%, Floor 0.430%)
5.590%(c)	04/20/60	—(r)	442
Series 2013-184, Class KZ
2.500%	12/20/43	862	647,949
Series 2013-H04, Class BA
1.650%	02/20/63	3	2,342
Series 2013-H05, Class FB, 1 Month SOFR + 0.514% (Cap N/A, Floor 0.400%)
5.840%(c)	02/20/62	5	4,711

Total Residential Mortgage-Backed Securities (cost $23,275,699)			23,455,152
Sovereign Bonds — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
3.717%	01/25/27	260	248,219
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50	200	134,375
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30	870	774,735
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds(continued)
3.750%	01/11/28	252	$239,636
3.771%	05/24/61	1,124	732,005
4.280%	08/14/41	2,969	2,387,076
4.600%	02/10/48	350	281,094
6.000%	05/07/36	4,209	4,217,418
6.338%	05/04/53	2,725	2,695,195
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60	566	325,450
4.500%	04/01/56	200	129,500
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.500%	03/18/54	2,100	2,084,355
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55	733	529,822

Total Sovereign Bonds (cost $14,883,821)			14,778,880
U.S. Government Agency Obligations — 33.0%
Federal Farm Credit Bank
0.680%	08/26/26	5,000	4,532,177
2.350%	03/10/36	6,390	4,769,843
3.360%	02/23/37	20,000	16,420,475
Federal Home Loan Bank
1.750%	04/23/30	658	554,669
1.830%	03/11/30	756	631,325
2.090%	02/22/36	10,795	7,793,390
Federal Home Loan Mortgage Corp.
2.500%	07/01/50	1,054	886,377
2.500%	07/01/50	2,006	1,691,156
2.500%	08/01/50	2,746	2,309,826
2.500%	10/01/50	5,356	4,521,584
2.500%	02/01/51	997	830,958
2.500%	02/01/51	2,081	1,750,082
2.500%	02/01/51	4,664	3,929,756
2.500%	03/01/51	5,308	4,466,671
2.500%	09/01/51	6,748	5,634,679
2.500%	10/01/51	7,625	6,365,530
2.500%	11/01/51	51,168	43,090,648
2.500%	12/01/51	418	350,502
2.500%	01/01/52	620	521,669
2.500%	01/01/52	23,458	19,677,763
3.000%	05/01/42	29	25,857
3.000%	05/01/42	647	572,436
3.000%	07/01/42	5	4,493
3.000%	08/01/42	6	5,569
3.000%	08/01/42	8	7,290
3.000%	08/01/42	39	35,489
3.000%	10/01/42	7	6,007
3.000%	10/01/42	23	20,535
3.000%	12/01/42	7	6,649
3.000%	01/01/43	53	47,144
3.000%	02/01/43	61	54,321
3.000%	02/01/43	168	149,957
3.000%	03/01/43	403	361,036
3.000%	03/01/43	414	370,208

A18

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	06/01/43	489	$437,045
3.000%	02/01/47	2,196	1,939,900
3.000%	09/01/49	2,754	2,416,477
3.000%	07/01/50	849	737,909
3.000%	08/01/50	41,702	36,657,690
3.000%	12/01/50	3,617	3,173,071
3.000%	02/01/52	20,445	17,685,601
3.000%	03/01/52	2,042	1,769,440
3.000%	03/01/52	9,612	8,402,919
3.000%	06/01/52	37,088	32,094,715
3.000%	08/01/52	22,895	20,004,856
3.500%	03/01/32	214	205,423
3.500%	11/01/48	5,660	5,189,551
3.500%	02/01/49	209	190,720
3.500%	06/01/49	19,605	17,944,563
3.500%	07/01/50	1,612	1,468,402
3.500%	04/01/52	13,881	12,597,814
4.000%	02/01/26	19	18,520
4.000%	01/01/32	156	151,896
4.000%	02/01/41	5	4,458
4.000%	02/01/41	9	8,605
4.000%	10/01/42	151	143,623
4.000%	08/01/47	6,982	6,599,798
4.000%	05/01/48	574	541,130
4.000%	07/01/48	485	458,614
4.000%	01/01/49	2,284	2,156,332
4.000%	09/01/49	6,747	6,366,455
4.000%	09/01/52	3,009	2,806,680
4.500%	09/01/24	1	1,009
4.500%	08/01/30	59	58,011
4.500%	05/01/48	1,736	1,702,414
4.500%	08/01/48	975	948,241
4.500%	08/01/49	3,856	3,746,684
4.500%	09/01/49	2,594	2,517,051
4.500%	09/01/50	171	165,093
4.500%	12/01/52	558	535,872
4.500%	12/01/52	1,491	1,429,613
5.000%	06/01/30	45	44,568
5.000%	04/01/33	7	7,141
5.000%	08/01/33	1	556
5.000%	08/01/33	88	88,483
5.000%	09/01/33	—(r)	202
5.000%	09/01/33	1	1,485
5.000%	10/01/33	—(r)	275
5.000%	04/01/34	—(r)	381
5.000%	11/01/34	2	2,191
5.000%	12/01/34	28	27,891
5.000%	12/01/34	57	57,391
5.000%	07/01/35	—(r)	386
5.000%	11/01/35	—(r)	4
5.000%	04/01/37	63	63,074
5.000%	01/01/39	15	15,083
5.000%	04/01/39	82	81,985
5.000%	07/01/39	7	6,768
5.000%	10/01/40	217	216,691
5.000%	03/01/49	31	30,984
5.000%	03/01/49	304	302,751
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	11/01/49	460	$454,735
5.000%	07/01/52	12,341	12,051,308
5.000%	09/01/52	31,411	30,672,168
5.500%	12/01/24	—(r)	5
5.500%	04/01/27	11	10,751
5.500%	01/01/33	19	19,288
5.500%	06/01/35	139	141,650
5.500%	01/01/53	8,647	8,609,313
5.500%	04/01/53	18,116	18,301,811
6.000%	01/01/53	14,684	14,834,434
6.000%	07/01/53	4,209	4,247,950
6.000%	08/01/53	18,568	18,995,443
6.000%	10/01/53	20,804	21,350,886
6.500%	08/01/27	28	28,655
6.500%	01/01/29	8	7,773
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.495% (Cap 6.995%, Floor 1.495%)
5.245%(c)	06/01/43	—(r)	443
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.135% (Cap 10.711%, Floor 2.135%)
6.190%(c)	10/01/36	13	13,663
Federal National Mortgage Assoc.
2.000%	04/01/52	3,175	2,531,129
2.500%	08/01/50	966	811,905
2.500%	09/01/50	3,378	2,842,625
2.500%	09/01/50	10,857	9,137,596
2.500%	09/01/50	24,003	20,266,049
2.500%	03/01/51	477	398,083
2.500%	07/01/51	4,001	3,351,443
2.500%	10/01/51	2,730	2,280,130
2.500%	12/01/51	5,459	4,584,489
2.500%	04/01/52	2,725	2,270,388
2.500%	05/01/52	4,406	3,687,985
3.000%	11/01/42	9	8,214
3.000%	12/01/42	9	7,779
3.000%	12/01/42	10	8,985
3.000%	12/01/42	16	14,264
3.000%	12/01/42	22	19,531
3.000%	12/01/42	25	22,619
3.000%	12/01/42	30	27,321
3.000%	12/01/42	93	83,345
3.000%	12/01/42	358	319,885
3.000%	01/01/43	4	3,991
3.000%	01/01/43	5	4,456
3.000%	01/01/43	5	4,652
3.000%	01/01/43	7	6,031
3.000%	01/01/43	7	6,065
3.000%	01/01/43	10	8,681
3.000%	01/01/43	11	10,274
3.000%	01/01/43	13	11,260
3.000%	01/01/43	16	14,190
3.000%	01/01/43	17	15,491
3.000%	01/01/43	25	22,324
3.000%	01/01/43	31	27,307
3.000%	01/01/43	45	40,102
3.000%	01/01/43	85	76,112
3.000%	03/01/43	10	8,524

A19

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	03/01/43	13	$11,612
3.000%	03/01/43	85	76,631
3.000%	03/01/43	222	197,983
3.000%	03/01/43	671	598,713
3.000%	04/01/43	22	19,246
3.000%	04/01/43	35	31,065
3.000%	04/01/43	52	46,548
3.000%	04/01/43	97	86,926
3.000%	04/01/43	108	96,026
3.000%	04/01/43	120	107,221
3.000%	04/01/43	825	736,877
3.000%	05/01/43	38	34,366
3.000%	05/01/43	45	40,136
3.000%	05/01/43	108	96,358
3.000%	05/01/43	200	178,861
3.000%	05/01/43	208	186,085
3.000%	05/01/43	406	362,281
3.000%	03/01/44	491	436,258
3.000%	10/01/49	593	521,254
3.000%	05/01/50	445	393,188
3.000%	07/01/50	403	350,384
3.000%	07/01/50	2,991	2,631,215
3.000%	07/01/50	6,222	5,460,068
3.000%	08/01/50	861	748,141
3.000%	08/01/50	4,757	4,171,725
3.000%	09/01/50	9,213	8,089,007
3.000%	04/01/51	7,060	6,135,090
3.000%	07/01/51	23,268	20,218,202
3.000%	08/01/51	219	191,370
3.000%	08/01/51	4,834	4,193,287
3.000%	08/01/51	6,878	5,991,171
3.000%	08/01/51	12,967	11,375,464
3.000%	10/01/51	36,731	31,859,215
3.000%	11/01/51	6,289	5,487,020
3.000%	01/01/52	6,875	5,925,309
3.000%	03/01/52	2,571	2,237,315
3.000%	03/01/52	5,406	4,657,546
3.000%	03/01/52	7,101	6,117,050
3.000%	04/01/52	44,637	38,450,328
3.000%	07/01/52	5,362	4,670,366
3.500%	08/01/32	162	154,491
3.500%	10/01/32	530	505,222
3.500%	04/01/33	63	59,006
3.500%	04/01/33	184	174,818
3.500%	05/01/33	230	217,804
3.500%	07/01/42	448	411,595
3.500%	09/01/42	218	199,174
3.500%	10/01/42	211	193,295
3.500%	01/01/43	273	250,211
3.500%	07/01/43	249	227,832
3.500%	08/01/45	189	172,559
3.500%	11/01/48	5,441	4,976,835
3.500%	05/01/49	3,364	3,047,298
3.500%	07/01/49	4,897	4,438,161
3.500%	07/01/50	345	313,097
3.500%	08/01/52	4,724	4,287,211
3.500%	08/01/52	4,826	4,360,602
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	09/01/42	222	$212,540
4.000%	10/01/42	498	469,791
4.000%	11/01/45	174	165,137
4.000%	06/01/46	293	279,861
4.000%	10/01/46	23	21,494
4.000%	10/01/46	134	126,597
4.000%	05/01/47	262	248,355
4.000%	06/01/47	295	279,449
4.000%	10/01/47	277	265,141
4.000%	10/01/47	5,181	4,895,762
4.000%	12/01/47	370	351,030
4.000%	01/01/48	863	818,183
4.000%	02/01/48	263	250,653
4.000%	02/01/48	683	647,026
4.000%	06/01/48	516	488,645
4.000%	06/01/48	551	522,038
4.000%	07/01/48	183	173,131
4.000%	07/01/48	217	204,567
4.000%	07/01/48	273	258,871
4.000%	08/01/48	107	100,400
4.000%	09/01/48	611	573,970
4.000%	05/01/49	8,543	8,072,282
4.000%	07/01/49	345	324,644
4.000%	02/01/50	5,810	5,493,748
4.000%	08/01/50	16,890	15,915,795
4.000%	11/01/50	2,050	1,932,252
4.000%	05/01/51	1,065	1,004,560
4.000%	05/01/51	3,055	2,876,690
4.000%	09/01/52	20,126	18,665,548
4.000%	10/01/52	1,158	1,078,616
4.500%	06/01/26	37	37,276
4.500%	09/01/26	13	12,650
4.500%	07/01/41	111	107,718
4.500%	10/01/42	847	823,470
4.500%	04/01/44	398	386,316
4.500%	10/01/44	1,555	1,517,562
4.500%	12/01/44	64	62,605
4.500%	08/01/45	27	25,825
4.500%	04/01/47	347	338,312
4.500%	07/01/47	735	714,257
4.500%	07/01/47	956	929,466
4.500%	11/01/47	432	420,595
4.500%	09/01/48	500	485,469
4.500%	04/01/50	20,232	19,603,479
5.000%	06/01/24	—(r)	445
5.000%	07/01/25	14	13,838
5.000%	01/01/26	23	23,318
5.000%	09/01/29	29	28,699
5.000%	12/01/29	43	43,189
5.000%	02/01/35	50	49,498
5.000%	10/01/39	332	331,911
5.000%	01/01/40	462	464,058
5.000%	07/01/41	80	79,473
5.000%	10/01/43	—(r)	295
5.000%	05/01/44	101	100,575
5.000%	12/01/44	254	252,738
5.000%	01/01/45	168	167,361

A20

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	06/01/47	16	$16,154
5.000%	05/01/48	3	2,859
5.000%	07/01/48	94	93,016
5.000%	11/01/48	2,241	2,237,639
5.000%	02/01/49	4	4,057
5.000%	02/01/49	75	74,690
5.000%	03/01/49	3	3,153
5.000%	11/01/49	65	63,846
5.000%	11/01/49	220	217,014
5.000%	12/01/49	386	380,114
5.000%	01/01/50	249	246,164
5.000%	07/01/52	10,411	10,166,521
5.000%	12/01/52	9,021	8,807,010
5.000%	05/01/53	8,575	8,369,202
5.000%	07/01/53	16,392	15,992,058
5.500%	01/01/26	3	3,055
5.500%	06/01/26	4	3,498
5.500%	05/01/28	27	26,608
5.500%	05/01/33	81	83,051
5.500%	06/01/33	23	22,997
5.500%	10/01/33	41	41,398
5.500%	01/01/34	122	124,153
5.500%	02/01/35	54	54,918
5.500%	04/01/36	27	26,346
5.500%	04/01/37	71	72,199
5.500%	01/01/38	53	54,544
5.500%	12/01/52	19,544	19,481,971
6.000%	10/01/27	30	30,364
6.000%	11/01/27	23	23,096
6.000%	04/01/28	17	16,947
6.000%	05/01/28	13	12,688
6.000%	04/01/34	5	5,389
6.000%	12/01/52	6,942	7,023,350
6.000%	01/01/53	18,671	18,855,903
6.500%	09/01/28	13	13,697
6.500%	05/01/37	4	4,259
6.500%	10/01/53	11,657	11,909,485
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.375% (Cap 10.750%, Floor 2.375%)
6.449%(c)	09/01/37	31	31,393
Government National Mortgage Assoc.
2.000%	08/20/50	406	332,996
2.000%	09/20/50	629	516,289
2.500%	06/20/50	373	318,262
2.500%	01/20/51	606	517,447
2.500%	02/20/51	319	272,053
2.500%	05/20/51	1,203	1,025,537
2.500%	07/20/51	13,196	11,248,718
2.500%	08/20/51	2,075	1,768,782
2.500%	09/20/51	23,683	20,183,949
2.500%	12/20/51	232	197,788
3.000%	09/20/46	244	217,981
3.000%	10/20/49	2,018	1,794,781
3.000%	03/20/50	3,114	2,750,048
3.000%	07/20/50	645	569,294
3.000%	02/20/51	1,393	1,230,680
3.000%	06/20/51	3,619	3,190,864
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	10/20/51	23,685	$20,884,306
4.000%	02/20/41	2	2,397
4.000%	10/20/41	1	586
4.000%	11/20/41	4	3,825
4.000%	04/20/42	2	2,034
4.000%	10/20/42	1	1,283
4.000%	08/20/43	20	19,287
4.000%	03/20/44	2	1,809
4.000%	05/20/44	2	2,234
4.000%	11/20/44	161	154,323
4.000%	05/20/45	17	16,274
4.000%	06/20/45	242	231,686
4.000%	07/20/45	746	710,722
4.500%	06/20/25	8	8,003
4.500%	11/15/39	172	169,099
4.500%	02/20/50	2,914	2,835,141
4.500%	03/20/50	614	597,733
4.500%	04/20/50	1,230	1,196,772
5.000%	04/15/25	61	60,417
5.000%	11/15/39	525	525,091
5.000%	07/15/40	124	123,624
5.000%	07/20/49	155	155,144
5.000%	08/20/52	1,397	1,374,923
5.000%	09/20/52	18,789	18,476,880
5.000%	11/20/52	19,442	19,120,523
5.500%	11/20/52	12,764	12,755,970
5.500%	01/20/53	15,014	15,006,430
5.500%	04/20/53	4,714	4,710,790
6.000%	11/20/52	5,897	5,952,364
6.000%	12/20/52	3,780	3,815,547
6.000%	01/20/53	4,422	4,463,473
6.000%	07/20/53	1,926	1,943,902
Tennessee Valley Authority Generic Strips
4.310%(s)	05/01/25	3,891	3,656,403
Tennessee Valley Authority Principal Strips
5.004%(s)	06/15/35	600	338,606

Total U.S. Government Agency Obligations (cost $1,083,202,865)			1,070,285,226
U.S. Treasury Obligations — 19.5%
U.S. Treasury Bonds
1.875%	02/15/51	5,775	3,480,340
1.875%	11/15/51	5,255	3,151,358
2.000%	11/15/41	1,630	1,143,547
2.375%	11/15/49	30	20,550
2.875%	05/15/43	2,638	2,095,973
2.875%	05/15/52	1,050	795,047
3.000%	08/15/52	110	85,508
3.125%	05/15/48	65	51,980
3.375%	08/15/42	6,689	5,780,932
3.625%	08/15/43	500	444,844
3.625%	02/15/53	15,989	14,047,835
3.625%	05/15/53	2,020	1,776,022
3.750%	08/15/41	4,840	4,456,581
3.750%	11/15/43	416	376,350
3.875%	08/15/40	2,315	2,184,058
3.875%	02/15/43	12,202	11,284,943

A21

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.000%	11/15/42	6,499	$6,124,292
4.000%	11/15/52	17,103	16,090,276
4.125%	08/15/53	1,760	1,692,900
4.250%	02/15/54	43,524	42,837,137
4.375%	05/15/40	1,247	1,253,430
4.375%	08/15/43	2,100	2,076,375
4.625%	02/15/40	8,597	8,904,611
U.S. Treasury Notes
0.250%	06/15/24	15,550	15,388,426
0.375%	07/15/24	3,359	3,311,633
0.375%	09/15/24	4,390	4,294,483
0.375%	01/31/26	7,120	6,582,941
0.500%	03/31/25	2,700	2,582,191
0.500%	02/28/26	938	867,027
0.625%	07/31/26	6,883	6,289,879
0.750%	03/31/26	10,960	10,156,837
0.750%	04/30/26	23,070	21,314,517
1.000%	07/31/28	2,587	2,254,530
1.125%	01/15/25	49,705	48,178,901
1.250%	03/31/28	2,470	2,195,020
1.250%	06/30/28	2,600	2,296,125
1.375%	10/31/28	780	687,314
1.750%	12/31/24	341	332,528
1.750%	12/31/26	5,696	5,301,285
1.875%	08/31/24(k)	20,594	20,302,394
2.500%	05/15/24	90	89,673
2.500%	03/31/27	580	549,233
2.625%	05/31/27	4,434	4,202,601
2.750%	07/31/27	4,970	4,720,335
2.875%	05/15/28	13,765	13,028,357
3.000%	07/31/24	24,740	24,546,719
3.500%	02/15/33	90	85,275
3.625%	03/31/28	11,400	11,115,000
3.875%	03/31/25	20,600	20,368,250
3.875%	01/15/26	7,200	7,097,344
3.875%	11/30/27	46,212	45,475,496
3.875%	12/31/27	2,960	2,913,056
3.875%	12/31/29	5,430	5,332,430
4.000%	06/30/28	2,760	2,729,597
4.125%	10/31/27	2,376	2,357,437
4.375%	12/15/26	8,050	8,031,762
4.375%	11/30/30	11,680	11,778,550
4.500%	11/30/24	55,597	55,332,046
4.500%	11/15/25	25,584	25,468,773
4.500%	07/15/26	4,350	4,344,223
4.625%	02/28/25	71,200	70,907,969
4.625%	06/30/25	6,990	6,964,880
4.875%	10/31/28	5,740	5,885,294
4.875%	10/31/30	4,270	4,426,122
5.000%	10/31/25	6,830	6,850,010
U.S. Treasury Strips Coupon
4.717%(s)	11/15/40	6,486	3,021,817
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.736%(s)	02/15/41	4,165	$1,916,378

Total U.S. Treasury Obligations (cost $641,728,888)			632,029,547

Total Long-Term Investments (cost $3,082,334,150)			3,077,452,053

	Shares
Short-Term Investments — 7.5%
Affiliated Mutual Funds — 6.2%
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	104,077,328	104,077,328
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $98,849,640; includes $97,622,674 of cash collateral for securities on loan)(b)(wb)	98,918,883	98,869,423

Total Affiliated Mutual Funds (cost $202,926,968)		202,946,751

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 1.3%
U.S. Treasury Bills
5.271%	06/13/24(k)	4,033	3,990,220
5.287%	05/14/24	35,000	34,780,138
5.415%	07/11/24(k)	2,469	2,432,840

Total U.S. Treasury Obligations (cost $41,204,375)				41,203,198

Total Short-Term Investments (cost $244,131,343)				244,149,949

TOTAL INVESTMENTS—102.3% (cost $3,326,465,493)				3,321,602,002

Liabilities in excess of other assets(z) — (2.3)%				(74,901,706)

Net Assets — 100.0%				$3,246,700,296

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CA	Credit Agricole Securities Inc.
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note

A22

AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO  (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
IO	Interest Only (Principal amount represents notional)
LP	Limited Partnership
MTN	Medium Term Note
PO	Principal Only
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,938,598; cash collateral of $97,622,674 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
478	2 Year U.S. Treasury Notes	Jun. 2024	$97,743,532	$(149,703)
493	5 Year U.S. Treasury Notes	Jun. 2024	52,758,706	117,309
747	10 Year U.S. Treasury Notes	Jun. 2024	82,765,269	321,122
798	20 Year U.S. Treasury Bonds	Jun. 2024	96,109,125	1,025,401
375	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	48,375,000	524,083
				1,838,212
Short Position:
688	10 Year U.S. Ultra Treasury Notes	Jun. 2024	78,851,253	44,428
				$1,882,640
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A23